DEBT (Details 2) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended					1 Months Ended				1 Months Ended		1 Months Ended		1 Months Ended		1 Months Ended				3 Months Ended							1 Months Ended				3 Months Ended				3 Months Ended		12 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2011 USD ($)	Sep. 30, 2012 USD ($)	Sep. 30, 2011 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 Notes payable USD ($)	Dec. 31, 2010 Notes payable USD ($)	Jul. 31, 2011 7.375% Senior Subordinated Notes due 2015 USD ($)	Jan. 31, 2011 7.375% Senior Subordinated Notes due 2015 USD ($)	Jul. 25, 2011 7.375% Senior Subordinated Notes due 2015	Jan. 18, 2011 7.375% Senior Subordinated Notes due 2015	Nov. 30, 2010 7.875% Senior Subordinated Notes due 2014, redeemed on November 29, 2010 USD ($)	Nov. 29, 2010 7.875% Senior Subordinated Notes due 2014, redeemed on November 29, 2010	Nov. 30, 2010 7.875% Senior Subordinated Notes due 2014, redeemed on November 26, 2010 USD ($)	Nov. 26, 2010 7.875% Senior Subordinated Notes due 2014, redeemed on November 26, 2010	Oct. 31, 2010 7.875% Senior Subordinated Notes due 2014, redeemed on October 12, 2010 USD ($)	Oct. 12, 2010 7.875% Senior Subordinated Notes due 2014, redeemed on October 12, 2010	Sep. 30, 2010 6.875% Senior Subordinated Notes due 2013 USD ($)	Sep. 30, 2010 6.875% Senior Subordinated Notes due 2013 EUR (€)	Mar. 31, 2010 6.875% Senior Subordinated Notes due 2013 USD ($)	Mar. 31, 2010 6.875% Senior Subordinated Notes due 2013 EUR (€)	Dec. 31, 2011 6.875% Senior Subordinated Notes due 2013 USD ($)	Dec. 31, 2011 6.875% Senior Subordinated Notes due 2013 EUR (€)	Sep. 30, 2011 6.875% Senior Subordinated Notes due 2013 USD ($)	Sep. 30, 2011 6.875% Senior Subordinated Notes due 2013 EUR (€)	Sep. 30, 2012 6.875% Senior Subordinated Notes due 2013	Sep. 27, 2010 6.875% Senior Subordinated Notes due 2013	Mar. 17, 2010 6.875% Senior Subordinated Notes due 2013	Mar. 31, 2012 7.50% Senior Subordinated Notes due 2015 USD ($)	Mar. 31, 2012 7.50% Senior Subordinated Notes due 2015 EUR (€)	Mar. 31, 2010 7.50% Senior Subordinated Notes due 2015 USD ($)	Mar. 31, 2010 7.50% Senior Subordinated Notes due 2015 EUR (€)	Sep. 30, 2011 7.50% Senior Subordinated Notes due 2015 USD ($)	Sep. 30, 2011 7.50% Senior Subordinated Notes due 2015 EUR (€)	Mar. 26, 2012 7.50% Senior Subordinated Notes due 2015	Mar. 17, 2010 7.50% Senior Subordinated Notes due 2015	Mar. 31, 2010 7.00% Convertible Notes due 2018 USD ($)	Jan. 11, 2010 7.00% Convertible Notes due 2018	Dec. 31, 2010 Term loans USD ($)
Redemption of Notes and Loss on Early Extinguishment of Debt
Principal amount of the convertible notes repurchased										$ 75	$ 100			$ 88		$ 100		$ 159		$ 177	€ 132	$ 253	€ 184	$ 94	€ 70	$ 19	€ 14				$ 86	€ 64	$ 81	€ 59	$ 17	€ 12			$ 250
Amount repaid										77	102			92		104		165		183	137	259	189	96	71	19	14				87	65	81	59	17	12			382
Loss on early extinguishment of debt	1	2	2	5	7	37	21	30	176	2	3			3		4		7		7		7		2							1		2						(146)		7
Prepayment of debt																																									274
Interest rate on long-term debt (as a percent)												7.375%	7.375%		7.875%		7.875%		7.875%							6.875%	6.875%	6.875%	6.875%	6.875%					7.50%	7.50%	7.50%	7.50%		7.00%
Scheduled maturities of our debt (excluding debt to affiliates)
2012					212
2013					86
2014					973
2015					135
2016					897
Thereafter					1,639
Total debt - excluding debt to affiliates	$ 3,680		$ 3,680		$ 3,942	$ 4,146